Loans and Allowance for Credit Losses (Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Allowance for credit losses, Details:
Individually evaluated for impairment		¥ 602,842	¥ 743,430
Collectively evaluated for impairment		427,592	321,561
Loans acquired with deteriorated credit quality		25,045	29,429
Allowance for credit losses, Total		1,055,479	1,094,420		¥ 1,335,987	¥ 1,285,507
Loans, Details:
Individually evaluated for impairment		1,667,337	1,838,009
Collectively evaluated for impairment		116,622,507	108,382,481
Loans acquired with deteriorated credit quality		180,103	269,376
Loans, Total	[1]	118,469,947	110,489,866
Commercial [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		516,116	640,442
Collectively evaluated for impairment		269,289	209,117
Loans acquired with deteriorated credit quality		22,311	27,298
Allowance for credit losses, Total		807,716	876,857		1,068,463	984,308
Loans, Details:
Individually evaluated for impairment		1,317,507	1,459,268
Collectively evaluated for impairment		88,833,150	83,052,520
Loans acquired with deteriorated credit quality		56,031	75,740
Loans, Total	[1]	90,206,688	84,587,528
Residential [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		49,317	69,613
Collectively evaluated for impairment		21,255	45,355
Loans acquired with deteriorated credit quality		1,794	1,945
Allowance for credit losses, Total		72,366	116,913		157,209	171,837
Loans, Details:
Individually evaluated for impairment		167,099	211,802
Collectively evaluated for impairment		14,366,087	14,751,204
Loans acquired with deteriorated credit quality		13,376	15,299
Loans, Total	[1]	14,546,562	14,978,305
Card [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		25,726	29,244
Collectively evaluated for impairment		9,921	11,312
Loans acquired with deteriorated credit quality		23	70
Allowance for credit losses, Total		35,670	40,626		51,870	68,903
Loans, Details:
Individually evaluated for impairment		90,069	102,930
Collectively evaluated for impairment		462,480	492,990
Loans acquired with deteriorated credit quality		12,057	12,701
Loans, Total	[1]	564,606	608,621
MUAH [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		4,146	4,131
Collectively evaluated for impairment		60,214	55,777
Loans acquired with deteriorated credit quality		409	116
Allowance for credit losses, Total		64,769	60,024		¥ 58,445	¥ 60,459
Loans, Details:
Individually evaluated for impairment		60,726	64,009
Collectively evaluated for impairment		9,171,892	7,060,581
Loans acquired with deteriorated credit quality		62,147	114,961
Loans, Total	[1]	9,294,765	¥ 7,239,551
Krungsri [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		7,537
Collectively evaluated for impairment		66,913
Loans acquired with deteriorated credit quality		508
Allowance for credit losses, Total		74,958
Loans, Details:
Individually evaluated for impairment		31,936
Collectively evaluated for impairment		3,788,898	¥ 3,025,186	[2]
Loans acquired with deteriorated credit quality		36,492	50,675	[2]
Loans, Total	[1]	¥ 3,857,326	¥ 3,075,861	[2]

[1]	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit loss was necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit loss was stated at March 31, 2014 in the above table.